Debt	12 Months Ended
Dec. 31, 2025
Debt
Debt

9. Debt

Debt consisted of the following as of December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Promissory note	$106	$409
Motor vehicle and equipment loans	1,949	1,971
Total debt	2,055	2,380
less current portion of debt	(584)	(939)
Long term portion of debt	$1,471	$1,441

There is no material covenant stated for all debt outstanding. Management believes the carrying values of debt outstanding approximates fair value based on the interest rates and scheduled maturities applicable to the outstanding borrowings.

Promissory Note Payable

During 2021, the Company executed a promissory note payable with an aggregate principal balance of $33,500 (25,000 GBP). The note was due after a period of two months, followed by mutually agreed upon monthly extensions, and does not bear interest. This note was paid in full on April 2, 2025. As of December 31, 2025 and 2024, this promissory note payable balance was $0 and $31,380, respectively.

In November 2024, the Company executed a promissory note payable with a finance company to fund its directors and officers’ insurance policy for $0.5 million. This note bears interest at an annual rate of 8.45% with seven monthly payments beginning in December 2024. The note was repaid in full in June 2025. In November 2023, the Company executed a promissory note payable with a finance company to fund its directors and officers' insurance policy for $0.5 million. This note bore interest at an annual rate of 8.74% with six monthly payments beginning in December 2023. The note was repaid in full in May 2024. For the years ended December 31, 2025 and 2024, the Company recorded interest expense of $9,378 and $17,872, respectively. As of December 31, 2025 and 2024, the promissory note payable balance was $0 and $0.4 million, respectively.

In August 2025, the Company executed a promissory note payable with a finance company to fund a general liability insurance policy for $0.2 million. This note bears interest at an annual rate of 10.0% with twelve monthly payments beginning in August 2025. As of December 31, 2025, this promissory note payable balance was $0.1 million.

Motor Vehicle and Equipment Loans

Periodically, the Company enters into loans to purchase motor vehicles and certain equipment. For the year ended December 31, 2025, the Company entered into new loans totaling $0.3 million. For the year ended December 31, 2024, the Company entered into loans totaling $2.0 million. These loans are secured by the underlying assets included in property and equipment. The loans have variable interest rates ranging from 9.9% to 11.75% and mature from September 2028 to March 2030. Minimum monthly payments total $55,418. For the years ended December 31, 2025 and 2024, interest expense under the outstanding loans was $0.2 million and $70,975, respectively. As of December 31, 2025 and 2024, motor vehicle and equipment loans totaled $1.9 million and $2.0 million, respectively.

Scheduled maturities of the Company’s debt as of December 31, 2025 are as follows (in thousands):

2026	$584
2027	529
2028	555
2029	383
2030	4
Thereafter	—
Total notes payable	$2,055

Convertible Notes Payable

In March 2024, QLE issued convertible notes payable (“March 2024 Convertible Notes”) totaling $21.1 million and received aggregate cash of $20.6 million. One of the notes totaling $0.5 million was issued to the placement agent in lieu of cash issuance costs. Issuance costs paid in cash totaling $0.5 million and the value of the note issued upon issuance to the placement agent were expensed in selling, general and administrative costs in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2024.

In June 2024, QLE issued additional convertible notes payable (“June 2024 Convertible Notes”) totaling $5.5 million and received aggregate cash of $5.4 million. One of the notes totaling $0.1 million was issued to the placement agent in lieu of cash issuance costs and was expensed in selling, general and administrative costs in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2024. Issuance costs paid in cash were negligible. The March 2024 Convertible Notes and the June 2024 Convertible Notes are collectively the “2024 Convertible Notes.”

The 2024 Convertible Notes were payable on demand in March 2029 and bear an annual interest rate of 6% through March 7, 2025 and 8% thereafter. Upon a qualified financing event the Convertible Notes convert into the shares issued in that qualified financing event at a price per share equal to 80% of the share price issued subject to a valuation cap. Upon a qualified transaction, the noteholders may elect to receive either 1.5x the principal and accrued interest balance in cash or convert into common shares.

The 2024 Convertible Notes were recorded on the consolidated balance sheet at their fair values. The fair value of the March Convertible Notes on the date of issuance was $21.1 million. The fair value of the June Convertible Notes on the date of issuance was $5.5 million. In connection with the issuance of the 2025 Convertible Notes, QLE’s outstanding 2024 Convertible Notes originally issued in March 2024 and June 2024 automatically converted into 2025 Convertible Notes with a value of $147.7 million.

In November 2025, QLE issued convertible notes payable (“2025 Convertible Notes”) totaling $72.2 million and received aggregate cash of $69.6 million. The maturity date of the 2025 Convertible Notes is November 19, 2030. The 2025 Convertible Notes automatically convert into common shares upon QLE’s closing of an IPO or other qualifying public transaction at 80% of the share price taking into consideration a valuation cap. QLE received $10.0 million in gross proceeds from American Ventures LLC, Series IX Quantum Leap, a related party, and $30.0 million in gross proceeds from ASP Isotopes, its parent. Issuance costs paid in cash totaling $2.6 million were expensed in selling, general and administrative costs in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025.

The 2025 Convertible Notes are recorded on the consolidated balance sheet at their fair values. The fair value of the 2025 Convertible Notes as of December 31, 2025 has been determined to be $199.3 million. The resultant change in fair value of the 2024 Convertible Notes and 2025 Convertible Notes for the years ended December 31, 2025 and 2024 was $123.7 million and $6.9 million, respectively, and has been recorded in other income and expense in the consolidated statement of operations and comprehensive loss. As of December 31, 2025, the total principal and accrued interest of the Convertible Notes is $221.9 of which $2.0 million is from the interest.

The Company announced plans to list QLE as a standalone public company in the second half of 2025. The Company has also announced QLE and certain of its subsidiaries have entered into a loan agreement with TerraPower (the “TerraPower Loan Agreement”), a US nuclear innovation company, for a multiple advance term loan of up to $22.0 million related to financing support for the construction of a new uranium enrichment facility capable of producing HALEU in South Africa. Per the terms of the TerraPower Loan Agreement and subject to the satisfaction of various conditions precedent to each disbursement (including receiving all required licenses and permits to perform uranium enrichment in South Africa), the borrower could receive aggregate loan disbursements of $20.0 million.

American Ventures Advisory Agreement

On October 28, 2025, QLE entered into an Advisory Agreement (“Advisory Agreement”) with American Ventures LLC, a Delaware limited liability company (“American Ventures”). Under the Advisory Agreement, American Ventures will provide various services to the Company related to QLE and its present and future subsidiaries’ business and operations and is considered a related party based on its 2025 Convertible Notes holdings.

In October 2025, pursuant to the Advisory Agreement, QLE issued RSUs representing a right to receive a number of units or shares of common equity of QLE equal to 4.0% of the common equity of QLE deemed outstanding as of the date of grant, treating as outstanding only (i) ASP Isotopes’ membership interest in the Company and (ii) the shares or units of common equity issuable upon conversion of the 2024 Convertible Notes (or any securities issued upon conversion or exchange thereof). The total number of such RSUs cannot yet be calculated because the precise number of these units is based on a percentage of common equity deemed outstanding, which is contingent, in part, on the amount of securities issuable upon the conversion of certain of QLE’s 2025 Convertible Notes that were issued upon conversion of certain 2024 Convertible Notes. Such RSUs will vest as follows: (x) 50% upon the completion of the listing event, provided that such listing event occurs within 24 months of October 28, 2025, and (y) 50% on the six-month anniversary of such listing event.